Supplement dated April 20, 2015
to the Summary Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Income Builder Fund	6/1/2014
Effective May 1, 2015, the list of portfolio managers under the caption “Fund Management” is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Colin Lundgren, CFA	Managing Director and Head of Fixed Income	Lead Manager	2006
Gene Tannuzzo, CFA	Senior Portfolio Manager	Co-manager	2010
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP163_01_002_(04/15)